Annual Total Returns- Janus Henderson Adaptive Global Allocation Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Adaptive Global Allocation Fund - Class I	2016	2017	2018	2019
Total	5.47%	17.17%	(6.28%)	13.96%